Revenue - Summary of Revenue by Segment and Asset (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reportable segments [line items]
Revenue	$ 60,817	$ 42,931	$ 44,288
Revenue [member]
Disclosure of reportable segments [line items]
Revenue	60,817	42,931	44,288
Operating segments [member] | Petroleum [member]
Disclosure of reportable segments [line items]
Revenue	3,946	4,070	5,930
Operating segments [member] | Petroleum [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	3,895	4,008	5,853
Operating segments [member] | Petroleum [member] | Inter-segment revenue [member]
Disclosure of reportable segments [line items]
Revenue	51	62	77
Operating segments [member] | Petroleum [member] | Australia Production Unit [member]
Disclosure of reportable segments [line items]
Revenue	327	361	507
Operating segments [member] | Petroleum [member] | Bass Strait Australia [member]
Disclosure of reportable segments [line items]
Revenue	1,066	1,102	1,237
Operating segments [member] | Petroleum [member] | North West Shelf Australia [member]
Disclosure of reportable segments [line items]
Revenue	893	1,076	1,657
Operating segments [member] | Petroleum [member] | Atlantis [member]
Disclosure of reportable segments [line items]
Revenue	560	561	979
Operating segments [member] | Petroleum [member] | Shenzi [member]
Disclosure of reportable segments [line items]
Revenue	417	277	540
Operating segments [member] | Petroleum [member] | Mad Dog [member]
Disclosure of reportable segments [line items]
Revenue	231	216	319
Operating segments [member] | Petroleum [member] | Trinidad/Tobago [member]
Disclosure of reportable segments [line items]
Revenue	204	191	287
Operating segments [member] | Petroleum [member] | Algeria [member]
Disclosure of reportable segments [line items]
Revenue	164	159	258
Operating segments [member] | Petroleum [member] | Third party products [member]
Disclosure of reportable segments [line items]
Revenue	11	39	10
Operating segments [member] | Petroleum [member] | Other [member]
Disclosure of reportable segments [line items]
Revenue	73	88	136
Operating segments [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	15,726	10,666	10,838
Operating segments [member] | Copper [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	15,726	10,666	10,838
Operating segments [member] | Copper [member] | Third party products [member]
Disclosure of reportable segments [line items]
Revenue	2,244	1,089	1,109
Operating segments [member] | Copper [member] | Escondida [member]
Disclosure of reportable segments [line items]
Revenue	9,470	6,719	6,876
Operating segments [member] | Copper [member] | Pampa Norte [member]
Disclosure of reportable segments [line items]
Revenue	1,801	1,395	1,502
Operating segments [member] | Copper [member] | Olympic Dam [member]
Disclosure of reportable segments [line items]
Revenue	2,211	1,463	1,351
Operating segments [member] | Iron Ore [member]
Disclosure of reportable segments [line items]
Revenue	34,475	20,797	17,255
Operating segments [member] | Iron Ore [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	34,475	20,797	17,251
Operating segments [member] | Iron Ore [member] | Inter-segment revenue [member]
Disclosure of reportable segments [line items]
Revenue			4
Operating segments [member] | Iron Ore [member] | Third party products [member]
Disclosure of reportable segments [line items]
Revenue	18	15	32
Operating segments [member] | Iron Ore [member] | Other [member]
Disclosure of reportable segments [line items]
Revenue	120	119	157
Operating segments [member] | Iron Ore [member] | Western Australia Iron Ore [member]
Disclosure of reportable segments [line items]
Revenue	34,337	20,663	17,066
Operating segments [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	5,154	6,242	9,121
Operating segments [member] | Coal [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	5,154	6,241	9,121
Operating segments [member] | Coal [member] | Inter-segment revenue [member]
Disclosure of reportable segments [line items]
Revenue		1
Operating segments [member] | Coal [member] | Third party products [member]
Disclosure of reportable segments [line items]
Revenue			19
Operating segments [member] | Coal [member] | Other [member]
Disclosure of reportable segments [line items]
Revenue			2
Operating segments [member] | Coal [member] | Queensland Coal [member]
Disclosure of reportable segments [line items]
Revenue	4,315	5,357	7,679
Operating segments [member] | Coal [member] | New South Wales Energy Coal [member]
Disclosure of reportable segments [line items]
Revenue	839	885	1,421
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	1,516	1,156	1,144
Group and unallocated items/eliminations [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	1,567	1,219	1,225
Group and unallocated items/eliminations [member] | Inter-segment revenue [member]
Disclosure of reportable segments [line items]
Revenue	$ (51)	$ (63)	$ (81)